Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Net loss (income) for year	$ (7,249)	$ (3,594)	$ 123,741
Adjustments for non-cash items:
Share based compensation expensed as consulting fee	2,143	1,148	1,129
Share based compensation expensed as research and development	16	20
Realized gain on investment, available for sale			(126,000)
Change in fair value of warrant liability classified within interest			7
Amortization of debt discount	265
Loss on extinguishment of unsecured notes	33
Foreign exchange transaction loss	1,234	691
Share of losses of associates accounted for using equity method	(18)	162
Change in fair value of warrants	(24)
Net change in working capital components
Prepaid expenses and other receivable	(281)	352	32
Accounts payable and accrued liabilities	167	363	18
Net cash flows from operating activities	(3,714)	(858)	(1,073)
Cash flows from investing activities
Cash from SalvaRx acquisition (note 10)		1,192
Proceeds from sale of investment, available for sale			7,289
Investment in associate		(688)	(681)
Purchase of notes receivable issued by SalvaRx Ltd. prior to the acquisition by Portage		(950)	(950)
Net cash flows from investing activities		(446)	5,658
Cash flows from financing activities
Proceeds from advance from related party	1,000
Proceeds from exercise of stock options			2,726
Proceeds from issuance/(repayment) of notes payable	(300)	(50)	50
Net cash flows from financing activities	700	(50)	2,776
(Decrease/Increase) in cash and cash equivalents during year	(3,014)	(1,354)	7,361
Cash and cash equivalents, beginning of year	6,166	7,520	159
Cash and cash equivalents, end of year	3,152	6,166	$ 7,520
Supplemental disclosure of noncash investing and financing activities:
Fair value of shares issued to acquire SalvaRx Ltd.		92,583
Fair value of shares issued to acquire Intensity Holdings Limited	1,298
Effective settlement of convertible notes issued by SalvaRx Ltd. upon acquisition by Portage		1,963
Unrealized gain on investments in Intensity and Biohaven	$ 876	$ 50